SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses
Prepaid expenses	$ 24,896	$ 27,500
Prepaid insurance		60,791
Prepaid expenses total	$ 24,896	$ 88,291